Newbuildings 2 (Details) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	6 Months Ended			1 Months Ended		3 Months Ended	6 Months Ended	0 Months Ended		1 Months Ended		4 Months Ended	1 Months Ended
	Jun. 30, 2014 vessel	Jun. 30, 2013	Dec. 31, 2013 vessel	May 31, 2014 Frontline 2012 [Member] vessel t	Apr. 30, 2014 Frontline 2012 [Member] vessel company t	Jun. 30, 2014 Frontline 2012 [Member] vessel	Jun. 30, 2014 Frontline 2012 [Member]	Oct. 30, 2014 Subsequent Event [Member] vessel	Oct. 30, 2014 Subsequent Event [Member] Frontline 2012 [Member] vessel	Oct. 31, 2014 Subsequent Event [Member] Frontline 2012 [Member] vessel	Sep. 30, 2014 Subsequent Event [Member] Frontline 2012 [Member] vessel company	Sep. 30, 2014 Subsequent Event [Member] Frontline 2012 [Member] vessel	Apr. 30, 2014 Common Stock [Member] Frontline 2012 [Member]	Sep. 30, 2014 Common Stock [Member] Subsequent Event [Member] Frontline 2012 [Member]
Significant Acquisitions and Disposals [Line Items]
Number of Newbuildings on Order	6		4
Number of SPCs acquired					5						13
Capesize Drybulk Size Range					180,000
Capesize Newbuildings Delivered				2		3			2	2	1	3
Number of Capesize Newbuildings acquired					5			14			10
Installments and newbuilding supervision fees paid							$ 151,000
Shares issued													15.5	31.0
Price per share													$ 12.54
Cash acquired on purchase of SPCs	$ 43,412	$ 0			$ 43,400						$ 25,100